Income taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income taxes
Income taxes

8.Income taxes

We do not expect to pay any significant federal or state income taxes as a result of (i) the losses recorded during the nine months ended September 30, 2025, (ii) additional losses expected for the remainder of 2025, or (iii) net operating loss carry forwards from prior years.

We recorded a full valuation allowance of the net operating losses for the three and nine months ended September 30, 2025 and 2024. Accordingly, there were no benefits for income taxes recorded for the three and nine months ended September 30, 2025 and 2024. Additionally, as of September 30, 2025 and December 31, 2024, we maintain a full valuation allowance for all deferred tax assets.

In July 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted. The OBBBA makes permanent key elements of the Tax Cuts and Jobs Act of 2017, including 100% bonus depreciation, domestic research cost expensing and the business interest expense limitation, among other tax changes. Many of the tax provisions of the OBBBA are designed to accelerate tax deductions, and the new legislation has multiple effective dates, with certain provisions effective in 2025 and others in the future. We are currently evaluating the impact of the tax provisions of the OBBBA on our consolidated financial statements and accompanying notes.

9.Income taxes

Our loss before income taxes is as follows (in thousands):

	Year Ended December 31,
	2024	2023
United States	$(27,592)	$(12,468)
Foreign	—	(2)
Loss before income taxes	$(27,592)	$(12,470)

The components of our income tax provision are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Income tax (benefit) expense:
Current
United States	$—	$—
Foreign	—	—
Total current income tax (benefit) expense	—	—
Deferred
United States	(8,401)	(3,424)
Foreign	—	176
Total deferred income tax (benefit) expense	(8,401)	(3,248)
Change in valuation allowance - United States	8,401	3,424
Change in valuation allowance - Foreign	—	(176)
Provision for income taxes	$—	$—

Our effective tax rate for 2024 and 2023 was zero percent. A reconciliation between income tax computed at the statutory U.S. federal statutory rate and the consolidated effective tax rate is as follows:

	Year Ended December 31,
	2024	2023

Income taxes at federal statutory rate	21.0%	21.0%
State income tax, net of federal benefit	6.0	3.0
Change in state tax rate	2.5	(1.4)
Change in fair value of warrant liabilities	0.3	5.7
Other	0.6	(0.8)
Valuation allowance	(30.4)	(27.5)
Effective tax rate	—%	—%

The significant components of our deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2024	2023
Gross deferred income tax assets:
Federal and state operating loss carryforwards	$4,959	$2,107
Acquired intangibles	3,000	2,803
Stock-based compensation	458	392
Lease liability	37	49
Capitalized R&D expenses	7,516	2,315
Other	118	34
R&D credit carryforwards	26	26
Total gross deferred income tax assets	16,114	7,726
Valuation allowance - U.S. federal	(16,077)	(7,676)
Gross deferred tax assets, net of valuation allowance	37	50
Gross deferred tax liabilities:
ROU asset	(36)	(49)
Other	(1)	(1)
Gross deferred income tax liabilities	(37)	(50)
Deferred income tax assets, net	$—	$—

The realization of our deferred income tax assets is primarily dependent upon future taxable income, if any, and such income is uncertain in both amount and timing. We have had significant pre-tax losses since our inception, and we have not yet generated revenues and face significant challenges to becoming profitable. Accordingly, we have recorded a valuation allowance of $16.1 million and $7.7 million as of December 31, 2024 and 2023, respectively. U.S. federal deferred income tax assets will continue to require a valuation allowance until we can demonstrate their realizability through sustained profitability or another source of income.

As of December 31, 2024 and 2023, our U.S. federal net operating loss (“NOL”) carryforwards were $18.5 million and $8.8 million, respectively. We had $24 thousand of U.S. federal R&D credit carryforwards as of December 31, 2024 and 2023. As of December 31, 2024 and 2023, we had state NOL carryforwards of $17.4 million and $4.4 million. We had $2 thousand of state R&D credit carryforwards as of December 31, 2024 and 2023. Since our U.S. federal net operating losses were incurred after December 31, 2017, our U.S NOL will not expire. Our state NOL and U.S federal and R&D credit carryforwards will begin to expire in 2042, if not utilized. Lastly, since the foreign subsidiary that generated the foreign losses was dissolved and liquidated in June 2023, the recorded value of foreign NOL and related deferred tax asset have been reduced to zero as of December 31, 2023.

Our ability to utilize our NOL and R&D credit carryforwards have been and may be substantially limited due to the ownership changes that have occurred or that could occur in the future, as provided by Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), and similar state provisions. These ownership changes may limit the amount of NOL and R&D credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change,” as defined by Section 382 of the Code, results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percent of the outstanding stock of a company by certain stockholders or public groups.

We recognize interest and/or penalties related to uncertain tax positions in income tax expense. There were no uncertain tax positions as of December 31, 2024 and 2023, and as such, no interest or penalties were recorded to income tax expense.

Our U.S. corporate tax returns are subject to examination beginning with the 2019 tax year for U.S. federal and state jurisdictions, and beginning with the 2019 tax year for one foreign jurisdiction.